Pax World Balanced Fund
Pax World Balanced Fund (the “Balanced Fund”) Summary of Key Information
Investment Objectives
The Balanced Fund’s primary investment objective is to seek income and conservation of principal.
As a secondary investment objective, the Balanced Fund seeks long-term growth of capital.
Fees & Expenses
The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the Balanced Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Pax World Balanced Fund (USD $)	Individual Investor Class	Institutional Class	R Class
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Pax World Balanced Fund	Individual Investor Class	Institutional Class	R Class
Management Fee	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	none	0.50%
Other Expenses	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	0.95%	0.70%	1.20%

Example of Expenses
This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the Balanced Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class, Institutional Class or R Class shares of the Balanced Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Balanced Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Expense Example Pax World Balanced Fund (USD $)	1 year	3 year	5 year	10 year
Individual Investor Class	97	303	525	1,166
Institutional Class	72	224	390	871
R Class	122	381	660	1,455

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Balanced Fund’s performance. During the Balanced Fund’s most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies
The Balanced Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

The Balanced Fund normally expects to invest approximately 60-75% of its assets in equity securities and approximately 25-40% of its assets in debt securities, though this allocation may vary somewhat depending on market conditions.

The Balanced Fund may invest in equity securities of companies with any market capitalization. The Balanced Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both.

The Balanced Fund expects that the debt portion of its investment portfolio will consist primarily of debt securities, including mortgage-related securities, issued or guaranteed by the U.S. government or its agencies and instrumentalities with short-to intermediate-term maturities and corporate bonds that are, at the time of purchase, rated at least investment grade or unrated and determined by the Balanced Fund’s portfolio manager to be of comparable quality.

The Balanced Fund’s portfolio manager uses both qualitative analysis and quantitative techniques when allocating the Balanced Fund’s assets between equity securities and debt securities.

The Balanced Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Balanced Fund may utilize derivatives for hedging and for investment purposes.

The Balanced Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.
Principal Risks
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.
  Credit Risk Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.
  Allocation Risk The allocation techniques and decisions of the investment ad- viser may not produce the desired results.
  U.S. Government Securities Risk U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.
  Mortgage Risk Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the fund to reinvest disposition proceeds at lower prevailing interest rates.
  Reinvestment Risk Income from the Fund’s investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund’s earnings rate at that time.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small- and Medium-Sized Capitalization Company Risk Securities of small and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
As with all mutual funds, investors may lose money by investing in the Balanced Fund. The foregoing descriptions are only summaries. Please see “About the Funds - Risks” on page 68 for more detailed descriptions of the foregoing risks.
Performance Information
The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Balanced Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year.As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Individual Investor Class Annual Return (%)

Calender Year End For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 10.74% Worst quarter: 4th quarter 2008, -16.75%
Average Annual Total Returns
The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the Balanced Fund. The performance table is intended to provide some indication of the risks of investment in the Balanced Fund by showing how the Balanced Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Institutional Class and R Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Periods ended December 31, 2011
Average Annual Total Returns - Pax World Balanced Fund		1 year	5 year	10 year
Individual Investor Class	[1]	(1.83%)	0.21%	3.63%
Institutional Class	[1][2]	(1.61%)	0.45%	3.76%
R Class	[1][3]	(2.09%)	none	3.52%
Return After Taxes Individual Investor Class	[1]	(2.08%)	(0.39%)	2.98%
Return After Taxes on Distributions and Sale of Fund Shares Individual Investor Class	[1]	(0.99%)	(0.02%)	2.90%
S&P 500 Index	[4][5]	2.11%	(0.25%)	2.92%
Blended Index	[4][6][7]	4.69%	2.84%	4.40%
Lipper Balanced Funds Index	[4][8]	0.74%	1.80%	4.13%
[1]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual investor Class Shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729
[2]	Inception of Institutional Class shares is April 2, 2007. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[3]	Inception of R Class shares is April 2, 2007. The performance information shown for R Class shares includes the performance of Individual Investor Class shares for the period prior to R Class inception. Expenses have not been adjusted to reflect the expenses allocable to R Class shares. If such expenses were reflected, the returns would be lower than those shown.
[4]	Unlike the Balanced Fund, the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the Lipper Balanced Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Balanced Funds Index) do not reflect deductions for fees, expenses or taxes.
[5]	The S&P 500 Index is an index of large capitalization common stocks.
[6]	The Blended Index is composed of 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index.
[7]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[8]	The Lipper Balanced Funds Index tracks the results of the 30 largest mutual funds in the Lipper Balanced Funds Average, which is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times, a balanced portfolio of both stocks and bonds. The Lipper Balanced Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.